Annual Report
AUL American Individual Variable Annuity Unit Trust
December 31,2000

     This report and the financial statements contained herein are for the general information of the participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Individual Variable Annuity Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.




A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American Individual Variable Annuity Unit Trust
     The year 2000 ended as one of the most tumultuous years Wall Street has experienced. At the beginning of the year, the outlook for the U.S. economy and our investment markets was extremely positive. The current economic expansion, which began in March 1991, was labeled the longest post-war expansion in history with no end in sight.

     But as the year progressed, signs of worry began to emerge. The Federal Reserve, concerned that an overheated economy would cause inflationary pressures, raised the Federal Funds Rate on six different occasions between June 1999 and May 2000. As the year progressed, fears of a dramatic economic slowdown mounted, causing some economists to believe the Federal Reserve may have been overzealous in its attempts to slow the economy.

     Stock market turmoil resulted in response to warnings about corporate revenue and profit shortfalls, a spike in oil prices, new lows in the Euro and concerns about elevated valuations in technology and "dot com" companies. For the first time in a decade, three major equity indices (the S&P 500, the Dow Jones industrial Average, and the NASDAQ Composite) finished the year with negative returns.

     Bonds, in particular treasuries, provided excellent returns in 2000. Portfolios invested in higher-quality, intermediate and longer maturity bonds did particularly well last year, earning returns in excess of 10%. Returns for funds heavily invested in low-rated, "junk" bonds, however, were generally negative as investors reacted to signs of a slowing economy and an increasing level of defaults by lower quality borrowers.

     As we enter 2001, the economic outlook is rather bleak for the first half of the year. However, due to recent stimulus by the Federal Reserve, it is hoped that economic momentum will advance in the second half. Equity returns are also likely to experience a rocky start as investors monitor corporate earnings and the Fed's success in orchestrating moderate yet sustainable economic growth. An accommodative Fed in combination with continued moderate inflation should bode well for the bond market. In closing, American United Life Insurance Company@ remains committed to serving your investment needs. We appreciate your continued confidence and support.

/s/ R. Stephen Radcliffe
R. Stephen Radcliffe
Chairman of the Board of Directors and President
Indianapolis, Indiana
February 14, 2001

Report of Independent Accountants


The Contract Owners of
AUL American Individual Variable Annuity Unit Trust and
Board of Directors of
American United Life Insurance Company



     In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Individual Variable Annuity Unit Trust at December 31, 2000, the results of its operations and changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the mutual funds, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCooper LLP



Indianapolis, Indiana
February 14, 2001

              AUL American Individual Variable Annuity Unit Trust
                            statementS of net assets
                               December 31, 2000

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Assets:

  Investments at value      $    808,279 $ 13,938,873  $ 1,196,701  $   667,737  $ 1,229,387  $ 9,591,745



Net assets                  $    808,279 $ 13,938,873  $ 1,196,701  $   667,737  $ 1,229,387  $ 9,591,745



Units outstanding                150,669   12,747,263      218,082      122,198      323,604    1,706,866



Accumulation unit value     $       5.36 $       1.09  $      5.49  $      5.46  $      3.80  $      5.62




                                                        Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund


Assets:

  Investments at value      $    699,488 $  6,473,012  $11,596,390  $ 2,147,354  $ 6,433,434



Net assets                  $    699,488 $  6,473,012  $11,596,390  $ 2,147,354  $ 6,433,434



Units outstanding                130,138    1,251,519    2,308,450      413,997    1,194,512



Accumulation unit value     $       5.37 $       5.17  $      5.02  $      5.19  $      5.39



The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      statementS of net assets (continued)
                                Deember 31, 2000

                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid-Cap
                             Internationaland Growth      Growth      Small Cap     Growth


Assets:
  Investments at value      $    794,832 $  1,166,926  $13,560,301  $   697,862  $   713,697



Net assets                  $    794,832 $  1,166,926  $13,560,301  $   697,862  $   713,697



Units outstanding                123,237      233,692    2,638,476      183,854      121,959



Accumulation unit value     $       6.45 $       4.99  $      5.14  $      3.80  $      5.85




                                       PBHG                         T. Rowe Price

                                            Tech. &                 Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth


Assets:
  Investments at value      $  2,425,686 $  6,136,361  $ 4,700,230  $   109,687  $   364,492



Net assets                  $  2,425,686 $  6,136,361  $ 4,700,230  $   109,687  $   364,492



Units outstanding                337,948      854,262      883,644       20,303       72,220



Accumulation unit value     $       7.18 $       7.18  $      5.32  $      5.40  $      5.05


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      statementS of net assets (continued)
                               December 31, 2000

                                       Janus                    SAFECO

                               Worldwide   Flexible
                                Growth      Income        Equity       Growth


Assets:
  Investments at value      $  7,873,179 $  1,209,858  $ 1,295,819  $ 1,047,892



Net assets                  $  7,873,179 $  1,209,858  $ 1,295,819  $ 1,047,892



Units outstanding              1,231,773      227,478      289,801      193,071



Accumulation unit value     $       6.39 $       5.32  $      4.47  $      5.43


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                            statementS of OPERATIONS
                      for the year ended December 31, 2000

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Investment income:
  Dividend income           $     55,848 $    175,739  $    69,778  $    44,182  $    32,348  $   439,736

  Net investment
   income                         55,848      175,739      69,778       44,182       32,348       439,736


Gain (loss) on investments:
  Net realized gain (loss)        (4,213)         -            (3,329)      (17,097)     (3,089)     74,382
  Net change in unrealized
   appreciation
   (depreciation)                 20,578          -        8,406       53,051     (292,740)  (1,770,258)

  Net gain (loss)                 16,365          -        5,077       35,954     (295,829)  (1,695,876)


Increase (decrease) in
  net assets from operations$     72,213 $    175,739  $    74,855  $    80,136  $  (263,481) $(1,256,140)




                                                        Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund



Investment income:
  Dividend income           $     31,369 $    254,995  $    73,974  $    71,544  $   334,450

  Net investment
   income                         31,369      254,995       73,974       71,544      334,450


Gain (loss) on investments:
  Net realized gain (loss)       (73,129)      (33,219)     68,578       (13,512)     (17,652)
  Net change in unrealized
   appreciation
   (depreciation)                111,822     (426,563)  (1,094,977)     110,419     (705,190)

  Net gain (loss)                 38,693     (459,782)  (1,026,399)      96,907     (722,842)


Increase (decrease) in
  net assets from operations$     70,062 $   (204,787) $  (952,425) $   168,451  $  (388,392)



The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      statementS of OPERATIONS (continued)
                      for the year ended December 31, 2000

                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid-Cap
                             Internationaland Growth      Growth      Small Cap     Growth

                                                                   For the periodFor the period
                                                                     from 5/1/00  from 5/1/00
                                                                   (commencement)(commencement)
                                                                     to 12/31/00  to 12/31/00


Investment income:
  Dividend income           $      5,926 $      1,706  $ 1,279,976  $        37  $    52,015

  Net investment
   income                          5,926        1,706    1,279,976           37       52,015


Gain (loss) on investments:
  Net realized gain (loss)       (81,823)        2,845        97,938       (7,647)      6,448
  Net change in unrealized
   appreciation
   (depreciation)                 63,158      (88,406)  (3,747,435)     (83,956)     (74,254)

  Net gain (loss)                (18,665)      (85,561)     (3,649,497)  (91,603)     (67,806)


Increase (decrease) in
  net assets from operations$   ($12,739)      $  (83,855)  $  (2,369,521)$ (91,566)  $  (15,791)



The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      statementS of OPERATIONS (continued)
                      for the year ended December 31, 2000

                                       PBHG                         T. Rowe Price

                                            Tech. &                 Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth

                                                                   For the periodFor the period
                                                                     from 5/1/00  from 5/1/00
                                                                   (commencement)(commencement)
                                                                     to 12/31/00  to 12/31/00


Investment income:
  dividend income           $     43,099 $    711,566  $   279,066  $     1,547  $     4,888

  Net investment
   income                         43,099      711,566      279,066      1,547        4,888


Gain (loss) on investments:
  Net realized gain (loss)      (912,645)    1,371,025    (65,340)     241          1,259
  Net change in unrealized
   appreciation
   (depreciation)                  7,028   (7,293,335)     299,141        2,303       (1,335)

  Net gain (loss)               (905,617)  (5,922,310)  233,801      2,544        (76)


Increase (decrease) in
  net assets from operations$  ($862,518)   $  (5,210,744)$ 512,867   $  4,091     $  4,812


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      statementS of OPERATIONS (continued)
                      for the year ended December 31, 2000

                                       Janus                    SAFECO

                               Worldwide   Flexible
                                Growth      Income        Equity       Growth


Investment income:
  Dividend income           $    530,556 $     45,924  $     9,928  $   114,101

  Net investment
   income                        530,556       45,924        9,928      114,101


Gain (loss) on investments:
  Net realized gain (loss)       173,742       (4,269)     (51,789)      13,310
  Net change in unrealized
   appreciation
   (depreciation)             (2,319,493)        10,463       (93,944)     (219,083)

  Net gain (loss)             (2,145,751)       6,194        (145,733)    (205,773)


Increase (decrease) in
  net assets from operations$ (1,615,195)     $  52,118    $  (135,805) $  (91,672)


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable annuity Unit Trust
                      statementS of changes in net assets

                                                       AUL American Series Fund


                                      Equity                 Money Market                  Bond

                                        For the period             For the period            For the period
                                 Year    from 4/30/99      Year     from 4/30/99     Year     from 4/30/99
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/00   to 12/31/99    12/31/00    to 12/31/99   12/31/00    to 12/31/99



Increase in net assets
from operations:
  net investment income     $     55,848 $     23,809  $   175,739  $    17,365  $    69,778  $    15,330
  Net realized gain (loss)        (4,213)       (1,129)      -            -            (3,329)     643
  Net change in unrealized
   appreciation (depreciation)    20,578      (23,880)        -            -        8,406      (16,152)

Increase (decrease)
  in net assets
  from operations                 72,213       (1,200)     175,739       17,365       74,855         (179)


Contract owner transactions:
   Proceeds from units sold      645,367      138,557   76,486,882    3,462,742    1,052,184      358,280
   Cost of units redeemed        (24,908)   (17,830)     (64,753,510)  (1,406,231) (202,201)     (77,694)
   Account charges                (3,480)   (440)        (38,523)     (5,591)      (7,822)         (722)

      Increase (decrease)        616,979      120,287   11,694,849    2,050,920      842,161      279,864


Net increase (decrease)          689,192      119,087   11,870,588    2,068,285      917,016      279,685
Net assets, beginning            119,087            -    2,068,285            -      279,685            -

Net assets, ending          $    808,279 $    119,087  $13,938,873  $ 2,068,285  $ 1,196,701  $   279,685


Units sold                       130,570       30,150   70,608,930    3,379,687      202,330       72,207
Units redeemed                    (6,007)      (4,044)  (59,865,907)  (1,375,447)    (40,728)     (15,727)


Net increase (decrease)          124,563       26,106   10,743,023    2,004,240      161,602       56,480
Units outstanding, beginning     26,106        -        2,004,240         -            56,480      -

Units outstanding, ending        150,669       26,106   12,747,263    2,004,240      218,082       56,480



The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                statementS of changes in net assets (continued)

                             AUL American Series Fund                       Fidelity


                                      Managed                  High Income                Growth

                                        For the period             For the period            For the period
                                 Year    from 4/30/99      Year     from 4/30/99     Year     from 4/30/99
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/00   to 12/31/99    12/31/00    to 12/31/99   12/31/00    to 12/31/99


Increase in net assets
from operations:
  net investment income     $     44,182 $     32,960  $    32,348  $         -  $   439,736  $         -
  Net realized gain (loss)       (17,097)     (2,773)      (3,089)      (644)        74,382      26,954
  Net change in unrealized
   appreciation (depreciation)    53,051      (32,118)    (292,740)       8,848   (1,770,258)     344,940

Increase (decrease)
  in net assets
  from operations                 80,136       (1,931)    (263,481)       8,204   (1,256,140)     371,894


Contract owner transactions:
   Proceeds from units sold      545,363      327,276    1,326,521      428,105   10,730,826    3,428,715
   Cost of units redeemed       (181,113)     (95,806)     (213,636)    (43,589)     (2,839,910) (740,797)
   Account charges                (5,516)     (672)        (11,618)     (1,119)      (95,776)   (7,067)

      Increase (decrease)        358,734      230,798    1,101,267      383,397    7,795,140    2,680,851


Net increase (decrease)          438,870      228,867      837,786      391,601    6,539,000    3,052,745
Net assets, beginning            228,867           -       391,601            -    3,052,745          -

Net assets, ending          $    667,737 $    228,867  $ 1,229,387  $   391,601  $ 9,591,745  $ 3,052,745


Units sold                       111,861       68,906      293,295       89,332    1,683,035      609,978
Units redeemed                   (38,086)      (20,483)     (49,604)     (9,419)      (459,916)   (126,231)


Net increase (decrease)           73,775       48,423      243,691       79,913    1,223,119      483,747
Units outstanding, beginning       48,423        -            79,913       -            483,747     -

Units outstanding, ending        122,198       48,423      323,604       79,913    1,706,866      483,747



The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                statementS of changes in net assets (continued)

                                                               Fidelity


                                     Overseas                 Asset Manager              Index 500

                                        For the period             For the period            For the period
                                 Year    from 4/30/99      Year     from 4/30/99     Year     from 4/30/99
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/00   to 12/31/99    12/31/00    to 12/31/99   12/31/00    to 12/31/99


Increase in net assets
from operations:
  net investment income     $     31,369 $          -  $   254,995  $         -  $    73,974  $        -
  Net realized gain (loss)       (73,129)         15,874       (33,219)     7,040        68,578      (447)
  Net change in unrealized
   appreciation (depreciation)   111,822       15,283     (426,563)      63,762   (1,094,977)     227,830

Increase (decrease)
  in net assets
  from operations                 70,062       31,157     (204,787)      70,802     (952,425)     227,383


Contract owner transactions:
   Proceeds from units sold   24,908,933      430,217    6,428,497    1,971,095   12,631,527    4,019,721
   Cost of units redeemed    (24,444,731)   (288,008)    (1,417,829)  (315,030)    (3,739,195)   (473,610)
   Account charges                (7,723)    (419)        (56,481)     (3,255)      (109,451)   (7,560)

      Increase (decrease)        456,479      141,790    4,954,187    1,652,810    8,782,881    3,538,551


Net increase (decrease)          526,541      172,947    4,749,400    1,723,612    7,830,456    3,765,934
Net assets, beginning            172,947            -    1,723,612            -    3,765,934            -

Net assets, ending          $    699,488 $    172,947  $ 6,473,012  $ 1,723,612  $11,596,390  $ 3,765,934


Units sold                     4,558,059       75,427    1,209,915      381,330    2,344,365      771,273
Units redeemed                (4,453,951)      (49,397)     (278,561)    (61,165)     (715,857)   (91,331)


Net increase (decrease)          104,108       26,030      931,354      320,165    1,628,508      679,942
Units outstanding, beginning     26,030        -            320,165      -            679,942     -

Units outstanding, ending        130,138       26,030    1,251,519      320,165    2,308,450      679,942



The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                statementS of changes in net assets (continued)

                                                  Fidelity                           American Century


                                   Equity-Income               Contrafund            VP International

                                        For the period             For the period            For the period
                                 Year    from 4/30/99      Year     from 4/30/99     Year     from 4/30/99
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/00   to 12/31/99    12/31/00    to 12/31/99   12/31/00    to 12/31/99


Increase in net assets
from operations:
  net investment income     $     71,544 $          -  $   334,450  $         -  $     5,926  $         -
  Net realized gain (loss)       (13,512)     (914)        (17,652)     16,928       (81,823)    41,844
  Net change in unrealized
   appreciation (depreciation)   110,419        5,755     (705,190)     208,647       63,158        3,826

Increase (decrease)
  in net assets
  from operations                168,451        4,841     (388,392)     225,575      (12,739)      45,670


Contract owner transactions:
   Proceeds from units sold    1,678,986      806,109    6,818,752    2,275,731   14,321,725      588,572
   Cost of units redeemed       (391,569)  (100,005)    (1,966,278)  (467,309)    (13,625,041)  (516,850)
   Account charges               (17,717)    (1,742)      (59,514)     (5,131)      (6,200)     (305)

      Increase (decrease)      1,269,700      704,362    4,792,960    1,803,291      690,484       71,417


Net increase (decrease)        1,438,151      709,203    4,404,568    2,028,866      677,745      117,087
Net assets, beginning            709,203            -    2,028,866            -      117,087            -

Net assets, ending          $  2,147,354 $    709,203  $ 6,433,434  $ 2,028,866  $   794,832  $   117,087


Units sold                       351,895      169,651    1,204,933      438,226    2,200,434       94,767
Units redeemed                   (86,138)      (21,411)     (362,205)    (86,442)     (2,092,297) (79,667)


Net increase (decrease)          265,757      148,240      842,728      351,784      108,137       15,100
Units outstanding, beginning     148,240       -            351,784      -            15,100      -

Units outstanding, ending        413,997      148,240    1,194,512      351,784      123,237       15,100



The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust


                statementS of changes in net assets (continued)



                                 American Century                       Alger

                                                                                   American
                               VP Income and Growth           American Growth      Small Cap

                                        For the period             For the periodFor the period
                                 Year    from 4/30/99      Year     from 4/30/99  from 5/1/00
                                 ended  (commencement)     ended   (commencement)(commencement)
                               12/31/00   to 12/31/99    12/31/00    to 12/31/99  to 12/31/00


Increase in net assets
from operations:
  net investment income     $      1,706 $          -  $ 1,279,976  $         -  $        37
  Net realized gain (loss)         2,845          779       97,938       29,899       (7,647)
  Net change in unrealized
   appreciation (depreciation)   (88,406)     6,520        (3,747,435)  460,391      (83,956)

Increase (decrease)
  in net assets
  from operations                (83,855)     7,299        (2,369,521)  490,290      (91,566)


Contract owner transactions:
   Proceeds from units sold    1,355,904      135,916   15,753,117    5,180,465      913,943
   Cost of units redeemed       (227,766)      (11,451)     (4,105,581)  (1,241,651)  (122,272)
   Account charges                (8,835)       (286)        (136,575)    (10,243)     (2,243)

      Increase (decrease)      1,119,303      124,179   11,510,961    3,928,571      789,428


Net increase (decrease)        1,035,448      131,478    9,141,440    4,418,861      697,862
Net assets, beginning            131,478            -    4,418,861            -            -

Net assets, ending          $  1,166,926 $    131,478  $13,560,301  $ 4,418,861  $   697,862


Units sold                       254,066       25,676    2,611,857      954,698      212,452
Units redeemed                   (43,871)       (2,179)      (706,335)    (221,744)    (28,598)


Net increase (decrease)          210,195       23,497    1,905,522      732,954      183,854
Units outstanding, beginning       23,497        -         732,954         -              -

Units outstanding, ending        233,692       23,497    2,638,476      732,954      183,854


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                statementS of changes in net assets (continued)

                                      Calvert                                 PBHG

                                      Social
                                  Mid-Cap Growth                Growth II       Technology & Communications

                                        For the period             For the period            For the period
                                 Year    from 4/30/99      Year     from 4/30/99     Year     from 4/30/99
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/00   to 12/31/99    12/31/00    to 12/31/99   12/31/00    to 12/31/99


Increase in net assets
from operations:
  net investment income     $     52,015 $      3,785  $    43,099  $         -  $   711,566  $         -
  Net realized gain (loss)         6,448            1     (912,645)         960    1,371,025      128,532
  Net change in unrealized
   appreciation (depreciation)   (74,254)          661          7,028        51,705       (7,293,335)
   1,325,481

Increase (decrease)
  in net assets
  from operations                (15,791)      4,447        (862,518)    52,665       (5,210,744) 1,454,013


Contract owner transactions:
   Proceeds from units sold      778,071       44,789   22,798,932      313,141   13,456,239    3,105,350
   Cost of units redeemed        (94,685)     (1)      (19,802,697)     (48,900)  (5,978,608)  (581,067)
   Account charges                (3,027)     (106)        (24,496)     (441)        (102,029)  (6,793)

      Increase (decrease)        680,359       44,682    2,971,739      263,800    7,375,602    2,517,490


Net increase (decrease)          664,568       49,129    2,109,221      316,465    2,164,858    3,971,503
Net assets, beginning             49,129            -      316,465            -    3,971,503            -

Net assets, ending          $    713,697 $     49,129  $ 2,425,686  $   316,465  $ 6,136,361  $ 3,971,503


Units sold                       129,234        9,386    2,797,626       43,696    1,006,406      378,892
Units redeemed                   (16,639)       (22)     (2,496,418)  (6,956)      (472,237)   (58,799)


Net increase (decrease)          112,595        9,364      301,208       36,740      534,169      320,093
Units outstanding, beginning      9,364          -           36,740       -            320,093     -

Units outstanding, ending        121,959        9,364      337,948       36,740      854,262      320,093


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 statementS of changes in net assets (continued)

                                                T. Rowe Price                              Janus

                                                       Limted-Term     Mid-Cap
                                   Equity Income          Bond         Growth        Worldwide Growth

                                        For the periodFor the periodFor the period           For the period
                                 Year    from 4/30/99   from 5/1/00  from 5/1/00     Year     from 4/30/99
                                 ended  (commencement)(commencement)(commencement)   ended   (commencement)
                               12/31/00   to 12/31/99   to 12/31/00  to 12/31/00   12/31/00    to 12/31/99


Increase in net assets
from operations:
  net investment income     $    279,066 $     63,443  $     1,547  $     4,888  $   530,556  $         -
  Net realized gain (loss)       (65,340)      (6,874)      241          1,259        173,742     456
  Net change in unrealized
   appreciation (depreciation)   299,141      (71,712)       2,303       (1,335)  (2,319,493)     393,826

Increase (decrease)
  in net assets
  from operations                512,867      (15,143)       4,091        4,812   (1,615,195)     394,282


Contract owner transactions:
   Proceeds from units sold    4,014,431    1,800,003      124,825      406,912   10,689,338    1,471,147
   Cost of units redeemed     (1,346,700)   (223,821)    (18,829)     (46,286)     (2,908,345)   (78,122)
   Account charges               (36,898)       (4,509)      (400)        (946)    (75,938)   (3,988)

      Increase (decrease)      2,630,833    1,571,673      105,596      359,680    7,707,125    1,389,037


Net increase (decrease)        3,143,700    1,556,530      109,687      364,492    6,089,860    1,783,319
Net assets, beginning          1,556,530            -            -            -    1,783,319            -

Net assets, ending          $  4,700,230 $  1,556,530  $   109,687  $   364,492  $ 7,873,179  $ 1,783,319


Units sold                       851,651      378,964       23,985       81,176    1,410,223      247,219
Units redeemed                  (298,776)      (48,195)     (3,682)      (8,956)      (413,751)   (11,918)


Net increase (decrease)          552,875      330,769       20,303       72,220      996,472      235,301
Units outstanding, beginning     330,769       -            -            -            235,301     -

Units outstanding, ending        883,644      330,769       20,303       72,220    1,231,773      235,301


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 statementS of changes in net assets (continued)

                                       Janus                                 SAFECO


                                  Flexible Income               Equity                    Growth

                                        For the period             For the period            For the period
                                 Year    from 4/30/99      Year     from 4/30/99     Year     from 4/30/99
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/00   to 12/31/99    12/31/00    to 12/31/99   12/31/00    to 12/31/99


Increase in net assets
from operations:
  net investment income     $     45,924 $      9,396  $     9,928  $    36,991  $   114,101  $         -
  Net realized gain (loss)        (4,269)        654          (51,789)     635          13,310      493
  Net change in unrealized
   appreciation (depreciation)    10,463       (7,420)     (93,944)     (22,330)    (219,083)      19,076

Increase (decrease)
  in net assets
  from operations                 52,118        2,630     (135,805)      15,296      (91,672)      19,569


Contract owner transactions:
   Proceeds from units sold    1,199,511      325,979    1,490,935      752,225    1,247,297      175,796
   Cost of units redeemed       (316,897)     (44,197)     (742,079)    (68,517)     (270,796)   (23,833)
   Account charges                (8,699)     (587)        (14,088)     (2,148)      (8,091)      (378)

      Increase (decrease)        873,915      281,195      734,768      681,560      968,410      151,585


Net increase (decrease)          926,033      283,825      598,963      696,856      876,738      171,154
Net assets, beginning            283,825            -      696,856            -      171,154            -

Net assets, ending          $  1,209,858 $    283,825  $ 1,295,819  $   696,856  $ 1,047,892  $   171,154


Units sold                       234,617       65,692      311,148      153,339      211,138       34,306
Units redeemed                   (63,842)       (8,989)      (160,467)     (14,219)    (47,658)    (4,715)


Net increase (decrease)          170,775       56,703      150,681      139,120      163,480       29,591
Units outstanding, beginning     56,703        -            139,120      -            29,591      -

Units outstanding, ending        227,478       56,703      289,801      139,120      193,071       29,591



  The accompanying notes are an integral part of the financial statements.

  notes to financial statements
  1. Summary of Significant Accounting Policies
     The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company@ (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price
     Equity Series, Inc. and T Rowe Price Fixed Income Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).
   Security Valuation Transactions and Related Income
     The market value of the investments is based on the Net Asset Value (NAV) of the underlying mutual funds and the number of shares owned by the Variable Account. The NAV of the mutual funds is based on the market value of the underlying investments at December 31, 2000. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.
   Taxes
     Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.
   Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
     With respect to variable individual annuity policies funded by the variable account, total account charges during the period ended December 31, 2000 and December 31, 1999 were $842,086 and $63,502, respectively. Deductions are described as follows: No Withdrawal Charge Contract: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account, no charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.
     Withdrawal Charge Contract: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges range from 1.00% to 1.15% per year for the first 10 policy years and from .90% to 1.05% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed, and (5) withdrawal charges on surrenders exceeding 12% of the account value range from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

                   notes to financial statements (continued)
  3. Accumulation Unit Value
     The change in the Accumulation Unit Value per unit for the year ended December 31, 2000 or from commencement of operations, May 1, 2000, through December 31, 2000, is:

                                12/31/00     12/31/99      Change
   AUL American Series Fund:
         Equity               $  5.364735  $  4.561758       17.6%
         Money Market            1.093389     1.031951        6.0%
         Bond                    5.487266     4.951919       10.8%
         Managed                 5.464482     4.726423       15.6%
   Fidelity:
         High Income             3.799049     4.900344      -22.5%
         Growth                  5.617929     6.310891      -11.0%
         Overseas                5.374470     6.644067      -19.1%
         Asset Manager           5.171981     5.383504       -3.9%
         Index 500               5.023285     5.538617       -9.3%
         Equity-Income           5.186917     4.784154        8.4%
         Contrafund              5.385702     5.767705       -6.6%
   American Century:
         VP International        6.449622     7.754350      -16.8%
         VP Income
         & Growth              4.993553     5.586601      -10.6%
   Alger:
         American Growth         5.138178     6.028981      -14.8%
   Calvert:
         Mid-Cap Growth          5.851958     5.246767       11.5%
   PBHG:
         Growth II               7.177522     8.613602      -16.7%
         Technology &
         Communications        7.181806    12.408317      -42.1%
   T. Rowe Price:
         Equity Income           5.319795     4.705788       13.0%
   Janus:
         Worldwide Growth        6.391235     7.578881      -15.7%
         Flexible Income         5.318552     5.005508        6.3%
   SAFECO:
         Equity                  4.468400     5.009025      -10.8%
         Growth                  5.427507     5.784060       -6.2%



                                12/31/00      5/01/00      Change

   Alger:
         American Small Cap   $  3.795709  $  5.000000      -24.1%
   T. Rowe Price:
         Limited-Term Bond       5.402517     5.000000        8.1%
         Mid-Cap Growth          5.046986     5.000000        0.9%


   4.    Cost of Investments

   The cost of investments at December 31, 2000, is:
         AUL American Series Fund:
     Equity              $      811,581
     Money Market            13,938,873
     Bond                     1,204,448
     Managed                    646,804

   Fidelity:
     High Income              1,513,280
     Growth                  11,017,061
     Overseas                   572,383
     Asset Manager            6,835,813
     Index 500               12,463,537
     Equity-Income            2,031,180
     Contrafund               6,929,977

   American Century:
     VP International           727,848
     VP Income
     & Growth               1,248,812

   Alger:
     American Growth         16,847,345
     American Small Cap         781,818
   Calvert:
     Social Mid-Cap
     Growth            $      787,289

   PBHG:
     Growth II                2,366,952
     Technology &
     Communications        12,104,215

   T. Rowe Price:
     Equity Income            4,472,800
     Limited-Term Bond          107,383
     Mid-Cap Growth             365,827

   Janus:
     Worldwide Growth         9,798,847
     Flexible Income          1,206,815

   SAFECO:
     Equity                   1,412,093
     Growth                   1,247,898

   5.    Mutual Fund Shares
   Mutual fund shares owned at December 31, 2000:
         AUL American Series Fund:
     Equity                      46,001
     Money Market            13,398,873
     Bond                       113,949
     Managed                     48,257

   Fidelity:
     High Income                150,291
     Growth                     219,742
     Overseas                    34,991
     Asset Manager              404,563
     Index 500                   77,552
     Equity-Income               84,144
     Contrafund                 270,996

   American Century:
     VP International            77,696
     VP Income & Growth        164,125

   Alger:
     American Growth            286,864
American Small Cap               29,704
         Calvert
     Social Mid-Cap              23,000

   PBHG:
     Growth II                  128,479
     Technology &
     Communications           247,734

   T Rowe Price:
     Equity Income              240,421
     Limited-Term Bond           22,249
     Mid-Cap Growth              19,777

   Janus:
     Worldwide Growth           212,904
     Flexible Income            105,572

   Safeco:
     Equity                      47,189
     Growth                      55,709

   6.    Net Assets
   Net Assets at December 31, 2000 are:

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth

Proceeds from units sold    $    783,924 $ 79,949,624  $ 1,410,463  $   872,639  $ 1,754,627  $14,159,540
Cost of units redeemed           (42,738) (66,159,741)    (279,895)    (276,919)    (257,225)  (3,580,708)
Account charges                   (3,920)   (44,114)     (8,544)      (6,188)      (12,737)    (102,843)
Net investment income             79,657      193,104       85,109       77,142       32,348      439,736
Net realized gain (loss)          (5,342)      0            (2,686)      (19,870)     (3,733)     101,336
Unrealized appreciation
   (depreciation)                 (3,302)       0            (7,746)      20,933       (283,893)  (1,425,316)

                            $    808,279 $ 13,938,873  $ 1,196,701  $   667,737  $ 1,229,387  $ 9,591,745


                                                         Fidelity

                               Overseas  Asset Manager  Index  500  Equity-income Contrafund

Proceeds from units sold    $ 25,339,152 $  8,399,593  $16,651,248  $ 2,485,095  $ 9,094,484
Cost of units redeemed       (24,732,740)   (1,732,859)  (4,212,805)  (491,574)    (2,433,587)
Account charges                   (8,143)     (59,736)     (117,011)    (19,459)     (64,645)
Net investment income             31,369      254,995       73,974       71,544      334,450
Net realized gain (loss)         (57,255)     (26,180)     68,131       (14,426)     (725)
Unrealized appreciation
   (depreciation)                127,105     (362,801)    (867,147)     116,174     (496,543)

                            $    699,488 $  6,473,012  $11,596,390  $ 2,147,354  $ 6,433,434


                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid-Cap
                             Internationaland Growth      Growth      Small Cap     Growth

Proceeds from units sold    $ 14,910,297 $  1,491,821  $20,933,582  $   913,943  $   822,860
Cost of units redeemed       (14,141,891)  (239,217)    (5,347,232)  (122,272)    (94,685)
Account charges                   (6,505)    (9,122)      (146,818)    (2,243)      (3,133)
Net investment income              5,926     1,706    1,279,976           37       55,800
Net realized gain (loss)         (39,979)   3,624        127,837      (7,647)      6,448
Unrealized appreciation
   (depreciation)                 66,984      (81,886)  (3,287,044)     (83,956)     (73,593)

                            $    794,832 $  1,166,926  $13,560,301  $   697,862  $   713,697


   notes to financial statements (continued)
   6.    Net Assets (continued)
   Net Assets at December 31, 2000 are:

                                       PBHG                         T. Rowe Price

                                            Tech &                  Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth
Proceeds from units sold    $ 23,112,075 $ 16,561,588  $ 5,814,433  $   124,825  $   406,911
Cost of units redeemed       (19,851,597)   (6,559,674)  (1,570,521)  (18,829)     (46,286)
Account charges                  (24,938)    (108,822)    (41,407)     (400)        (945)
Net investment income             43,099      711,566      342,509        1,547        4,888
   Net realized gain (loss)     (911,686)    1,499,557    (72,214)     241          1,259
Unrealized appreciation
   (depreciation)                 58,733   (5,967,854)     227,430        2,303       (1,335)

                            $  2,425,686 $  6,136,361  $ 4,700,230  $   109,687  $   364,492


                                       Janus                    SAFECO

                               Worldwide   Flexible
                                Growth      Income        Equity       Growth

Proceeds from units sold    $ 12,160,486 $  1,525,491  $ 2,243,159  $ 1,423,092
Cost of units redeemed        (2,986,467)    (361,094)    (810,596)    (294,629)
Account charges                  (79,926)     (9,286)      (16,236)     (8,469)
Net investment income            530,556       55,319       46,918      114,101
Net realized gain (loss)         174,198       (3,615)     (51,153)      13,803
Unrealized appreciation
   (depreciation)             (1,925,668)       3,043        (116,273)    (200,006)

                            $  7,873,179 $  1,209,858  $ 1,295,819  $ 1,047,892

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American United Life Insurance Company
One American Square
P.O. Box 368
Indianapolis, Indiana 46206-0368
www.aul.com
7-14889A  (1/01)